Share-Based Compensation - Summary of GDR Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Outstanding at the beginning of the period	2,266,166	2,154,082
Outstanding at the end of the period	2,202,438	2,266,166
GDR Options
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Outstanding at the beginning of the period	2,266,166	2,154,082
Granted	564,800	611,556
Forfeited	(9,740)
Exercised	(618,788)	(499,472)
Outstanding at the end of the period	2,202,438	2,266,166